Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 34 – Related party transactions

The Corporation grants loans to its directors, executive officers and certain related individuals or organizations in the ordinary course of business. The activity and balance of these loans were as follows:

	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2012	$4,947	$108,207	$113,154
New loans	239	40,827	41,066
Payments	(301)	(51,720)	(52,021)
Other changes	24,828	(30,473)	(5,645)
Balance at December 31, 2013	$29,713	$66,841	$96,554
New loans	1,163	74,327	75,490
Payments	(1,318)	(17,161)	(18,479)
Other changes	4,529	-	4,529
Balance at December 31, 2014	$34,087	$124,007	$158,094

The amounts reported as “other changes” in the activity for 2013 include items such as changes in the status of those who are considered related parties and a reclassification of a loan acquired as part of the Westernbank acquisition with a carrying value of $25 million as a loan related to an executive officer instead of to a director. This loan was previously classified as related to a director because both a former director (who ceased being a director in 2013) and an executive officer were related parties of the borrower entity.

At December 31, 2014, the Corporation's banking subsidiaries held deposits from related parties, excluding EVERTEC, Inc. (“EVERTEC”) amounting to $ 24 million (2013 - $ 20 million).

Related party transactions with EVERTEC, as an affiliate

The Corporation has an investment in EVERTEC, Inc. (“EVERTEC”), which provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC. As of December 31, 2014, the Corporation's stake in EVERTEC was 14.96%.The Corporation continues to have significant influence over EVERTEC. Accordingly, the investment in EVERTEC is accounted for under the equity method and is evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other than temporary.

The Corporation received $4.7 million in dividend distributions during the year ended December 31, 2014 from its investments in EVERTEC's holding company (December 31, 2013 - $4.4 million). The Corporation's equity in EVERTEC is presented in the table which follows and is included as part of “other assets” in the consolidated statement of financial condition.

(In thousands)	December 31, 2014	December 31, 2013
Equity investment in EVERTEC	$25,146	$19,931

The Corporation had the following financial condition balances outstanding with EVERTEC at December 31, 2014 and December 31, 2013. Items that represent liabilities to the Corporation are presented with parenthesis.

(In thousands)	December 31, 2014		December 31, 2013
Accounts receivable (Other assets)	$5,065	$8,634
Deposits	(15,481)	(14,289)
Accounts payable (Other liabilities)	(15,511)	(15,862)
Net total	$(25,927)	$(21,517)

The Corporation's proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation's proportionate share of EVERTEC's income (loss) and changes in stockholders' equity for the years ended December 31, 2014, 2013 and 2012.

	Years ended December 31,
(In thousands)	2014	2013	2012
Share of income (loss) from investment in EVERTEC	$10,536	$(3,762)	$38,461
Share of other changes in EVERTEC's stockholders' equity	381	18,965	(187)
Share of EVERTEC's changes in equity recognized in income	$10,917	$15,203	$38,274

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2014, 2013 and 2012. Items that represent expenses to the Corporation are presented with parenthesis.

	Years ended December 31,
(In thousands)	2014	2013	2012	Category
Interest income on loan to EVERTEC	$-	$2,490	$3,373	Interest income
Interest income on investment securities issued by EVERTEC	-	1,269	3,850	Interest income
Interest expense on deposits	(67)	(128)	(267)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	26,646	25,571	25,188	Other service fees
Debt prepayment penalty paid by EVERTEC	-	5,856	-	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	-	9,854	-	Other operating income
Rental income charged to EVERTEC	6,874	6,560	6,647	Net occupancy
Processing fees on services provided by EVERTEC	(154,839)	(155,521)	(150,677)	Professional fees
Other services provided to EVERTEC	1,012	843	751	Other operating expenses
Total	$(120,374)	$(103,206)	$(111,135)

EVERTEC has a letter of credit issued by BPPR, for an amount of $3.6 million at December 31, 2014 (2013 - $3.6 million). The Corporation also agreed to maintain outstanding this letter of credit for a 5-year period which expires on September 30, 2015. EVERTEC and the Corporation entered into a Reimbursement Agreements, in which EVERTEC will reimburse the Corporation for any losses incurred by the Corporation in connection with the performance bonds and the letter of credit. Possible losses resulting from these agreements are considered insignificant.

PRLP 2011 Holdings, LLC

As indicated in Note 32 to the consolidated financial statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation's equity in PRLP 2011 Holdings, LLC is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition.

(In thousands)	December 31, 2014	December 31, 2013
Equity investment in PRLP 2011 Holdings, LLC	$23,650	$26,596

The Corporation had the following financial condition balances outstanding with PRLP 2011 Holdings, LLC at December 31, 2014 and December 31, 2013.

(In thousands)	December 31, 2014		December 31, 2013
Loans	$4,652	$19,647
Accrued interest receivable	22	65
Deposits (non-interest bearing)	(2,685)	(3,621)
Net total	$1,989	$16,091

The Corporation's proportionate share of income or loss from PRLP 2011 Holdings, LLC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation's proportionate share of income (loss) from PRLP 2011 Holdings, LLC for the years ended December 31, 2014, 2013 and 2012.

	Years ended December 31,
(In thousands)	2014	2013	2012
Share of (loss) income from the equity investment in PRLP 2011 Holdings, LLC	$(2,947)	$3,347	$7,128

The following table presents transactions between the Corporation and PRLP 2011 Holdings, LLC and their impact on the Corporation's results of operations for the years ended December 31, 2014, 2013 and 2012.

	Years ended December 31,
(In thousands)	2014	2013	2012	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$425	$1,162	$2,688	Interest income

PR Asset Portfolio 2013-1 International, LLC

As indicated in Note 32 to the consolidated financial statements, effective March 2013 the Corporation holds a 24.9% equity interest in PR Asset Portfolio 2013-1 International, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation's equity in PR Asset Portfolio 2013-1 International, LLC is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition.

(In thousands)	December 31, 2014	December 31, 2013
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$31,374	$30,478

The Corporation had the following financial condition balances outstanding with PR Asset Portfolio 2013-1 International, LLC, at December 31, 2014 and December 31, 2013.

(In thousands)	December 31, 2014	December 31, 2013
Loans	$110,643	$160,283
Accrued interest receivable	314	436
Deposits	(12,960)	(20,808)
Net total	$97,997	$139,911

The Corporation's proportionate share of income or loss from PR Asset Portfolio 2013-1 International, LLC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation's proportionate share of income (loss) from PR Asset Portfolio 2013-1 International, LLC for years ended December 31, 2014 and 2013.

	Years ended December 31,
(In thousands)	2014	2013
Share of income from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$745	$(1,979)

The following table presents transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC and their impact on the Corporation's results of operations for the years ended December 31, 2014 and 2013.

	Years ended December 31,
(In thousands)	2014	2013	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$4,340	$2,966	Interest income
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	70	150	Other service fees
Total	$4,410	$3,116